Depreciation and Amortization Expense Associated with Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 208.7	$ 210.6	$ 194.4
Amortization	29.3	27.3	34.1
Depreciation and amortization expense	238.0	237.9	228.5
Depreciation and amortization expense, discontinued operations	$ 1.0	$ 21.8	$ 24.7